Shareholder Report, Average Annual Return (Details)	8 Months Ended		12 Months Ended	24 Months Ended		27 Months Ended		42 Months Ended		57 Months Ended		60 Months Ended	89 Months Ended		90 Months Ended		95 Months Ended		107 Months Ended		114 Months Ended				120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Alerian MLP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian MLP ETF (NAV)
Alerian Energy Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian Energy Infrastructure ETF (NAV)
ALPS Active Equity Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					ALPS Active Equity Opportunity ETF (NAV)
ALPS Active REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name											ALPS Active REIT ETF (NAV)
ALPS Equal Sector Weight ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS Equal Sector Weight ETF (NAV)
ALPS Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ALPS Intermediate Municipal Bond ETF (NAV)
ALPS Clean Energy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name														ALPS Clean Energy ETF (NAV)
ALPS Disruptive Technologies ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	ALPS Disruptive Technologies ETF (NAV)
ALPS Electrification Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Electrification Infrastructure ETF (NAV)
ALPS Medical Breakthroughs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS Medical Breakthroughs ETF (NAV)
ALPS Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS Sector Dividend Dogs ETF (NAV)
ALPS International Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS International Sector Dividend Dogs ETF (NAV)
ALPS Emerging Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS Emerging Sector Dividend Dogs ETF (NAV)
ALPS REIT Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS REIT Dividend Dogs ETF (NAV)
ALPS | O'Shares U.S. Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS | O'Shares U.S. Quality Dividend ETF (NAV)
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (NAV)
ALPS | O'Shares Global Internet Giants ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name															ALPS | O'Shares Global Internet Giants ETF (NAV)
ALPS | O'Shares International Developed Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									ALPS | O'Shares International Developed Quality Dividend ETF (NAV)
Barron's 400SM ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Barron's 400 ETF (NAV)
Level Four Large Cap Growth Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Level Four Large Cap Growth Active ETF (NAV)
RiverFront Dynamic Core Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						RiverFront Dynamic Core Income ETF (NAV)
RiverFront Dynamic US Dividend Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					RiverFront Dynamic US Dividend Advantage ETF (NAV)
RiverFront Strategic Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									RiverFront Strategic Income Fund (NAV)
ALPS | Smith Core Plus Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ALPS | Smith Core Plus Bond ETF (NAV)
Without Sales Load [Member] | Alerian MLP ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			0.79%									23.35%													6.10%
Without Sales Load [Member] | Alerian Energy Infrastructure ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.16%)									23.71%													10.87%
Without Sales Load [Member] | ALPS Active Equity Opportunity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			11.84%									13.52%											12.20%
Without Sales Load [Member] | ALPS Active REIT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(6.06%)							5.50%
Without Sales Load [Member] | ALPS Equal Sector Weight ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			6.91%									12.88%													11.97%
Without Sales Load [Member] | ALPS Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			4.18%						4.78%
Without Sales Load [Member] | ALPS Clean Energy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			20.00%									(12.96%)	5.13%
Without Sales Load [Member] | ALPS Disruptive Technologies ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			5.47%									2.94%						9.12%
Without Sales Load [Member] | ALPS Electrification Infrastructure ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	36.42%
Without Sales Load [Member] | ALPS Medical Breakthroughs ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			32.79%									1.05%													5.31%
Without Sales Load [Member] | ALPS Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			2.75%									11.03%													9.36%
Without Sales Load [Member] | ALPS International Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			32.86%									13.59%													9.08%
Without Sales Load [Member] | ALPS Emerging Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			20.68%									8.41%													6.26%
Without Sales Load [Member] | ALPS REIT Dividend Dogs ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(6.59%)									3.90%													3.35%
Without Sales Load [Member] | ALPS | O'Shares U.S. Quality Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			5.21%									10.85%													10.95%
Without Sales Load [Member] | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.65%)									10.17%								8.63%
Without Sales Load [Member] | ALPS | O'Shares Global Internet Giants ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			12.06%									0.91%				10.59%
Without Sales Load [Member] | ALPS | O'Shares International Developed Quality Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			16.72%									9.45%													6.53%
Without Sales Load [Member] | Barron's 400SM ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			4.06%									12.80%													10.96%
Without Sales Load [Member] | Level Four Large Cap Growth Active ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			15.90%			24.43%
Without Sales Load [Member] | RiverFront Dynamic Core Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			5.44%									0.79%												2.03%
Without Sales Load [Member] | RiverFront Dynamic US Dividend Advantage ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			10.81%									14.03%											12.68%
Without Sales Load [Member] | RiverFront Strategic Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%									2.36%													3.48%
Without Sales Load [Member] | ALPS | Smith Core Plus Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			6.01%	7.08%
Alerian MLP ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
Alerian Energy Infrastructure ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
ALPS Active Equity Opportunity ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%											14.90%
ALPS Active REIT ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%							13.60%
ALPS Equal Sector Weight ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S&P 500® Index
Average Annual Return, Percent			15.00%									15.28%													14.63%
ALPS Intermediate Municipal Bond ETF | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Average Annual Return, Percent			2.64%						3.87%
ALPS Clean Energy ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%	14.72%
ALPS Disruptive Technologies ETF | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Morningstar Global Markets Index
Average Annual Return, Percent			17.70%									11.51%						10.28%
ALPS Electrification Infrastructure ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index
Average Annual Return, Percent	26.73%
ALPS Medical Breakthroughs ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
ALPS Sector Dividend Dogs ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S&P 500® Index
Average Annual Return, Percent			15.00%									15.28%													14.63%
ALPS International Sector Dividend Dogs ETF | Morningstar Developed Markets ex-North America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Morningstar Developed Markets ex-North America Index
Average Annual Return, Percent			25.08%									8.88%													7.63%
ALPS Emerging Sector Dividend Dogs ETF | Morningstar Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Morningstar Emerging Markets Index
Average Annual Return, Percent			25.79%									5.71%													8.15%
ALPS REIT Dividend Dogs ETF | S-Network® US Composite REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
ALPS | O'Shares U.S. Quality Dividend ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%								14.92%
ALPS | O'Shares Global Internet Giants ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%				14.44%
ALPS | O'Shares International Developed Quality Dividend ETF | Morningstar Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Morningstar Europe Index
Average Annual Return, Percent			28.08%									10.38%													8.32%
Barron's 400 IndexSM | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%									14.41%													14.35%
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Index
Average Annual Return, Percent			14.25%			23.10%
RiverFront Dynamic Core Income ETF | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			5.70%									(0.31%)												1.66%
RiverFront Dynamic US Dividend Advantage ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					S&P 500® Index
Average Annual Return, Percent			15.00%									15.28%											15.18%
RiverFront Strategic Income Fund | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			5.70%									(0.31%)													1.99%
ALPS | Smith Core Plus Bond ETF | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			5.70%	5.70%
Alerian MLP ETF | Alerian MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian MLP Infrastructure Index
Average Annual Return, Percent			1.87%									26.73%													8.07%
Alerian MLP ETF | Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian MLP Index
Average Annual Return, Percent			3.55%									27.00%													8.63%
Alerian Energy Infrastructure ETF | Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian Midstream Energy Select Index
Average Annual Return, Percent			0.47%									24.60%													11.78%
Alerian Energy Infrastructure ETF | Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Alerian MLP Index
Average Annual Return, Percent			3.55%									27.00%													8.63%
ALPS Active Equity Opportunity ETF | S&P Composite 1500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					S&P Composite 1500® Index
Average Annual Return, Percent			13.67%									14.87%											14.75%
ALPS Active REIT ETF | S&P United States REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											S&P United States REIT Index
Average Annual Return, Percent			(2.34%)							6.23%
ALPS Equal Sector Weight ETF | NYSE® Equal Sector Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									NYSE® Equal Sector Weight Index
Average Annual Return, Percent			7.10%									13.04%													12.14%
ALPS Intermediate Municipal Bond ETF | Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent			3.84%						3.82%
ALPS Clean Energy ETF | CIBC Atlas Clean Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														CIBC Atlas Clean Energy Index
Average Annual Return, Percent			19.92%									(12.99%)	5.35%
ALPS Clean Energy ETF | S&P 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														S&P 1000 Index
Average Annual Return, Percent			(0.90%)									10.05%	8.37%
ALPS Disruptive Technologies ETF | Indxx Disruptive Technologies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Indxx Disruptive Technologies Index
Average Annual Return, Percent			5.87%									3.28%						9.46%
ALPS Electrification Infrastructure ETF | Ladenburg Thalmann Electrification Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Thalmann Electrification Infrastructure Index
Average Annual Return, Percent	36.87%
ALPS Medical Breakthroughs ETF | S-Network® Medical Breakthrough Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® Medical Breakthrough Index
Average Annual Return, Percent			32.69%									1.39%													5.63%
ALPS Medical Breakthroughs ETF | NASDAQ Biotechnology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									NASDAQ Biotechnology Index
Average Annual Return, Percent			26.28%									5.86%													5.91%
ALPS Sector Dividend Dogs ETF | S-Network® Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® Sector Dividend Dogs Index
Average Annual Return, Percent			3.01%									11.42%													9.80%
ALPS International Sector Dividend Dogs ETF | S-Network® International Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® International Sector Dividend Dogs Index
Average Annual Return, Percent			33.33%									14.03%													9.50%
ALPS Emerging Sector Dividend Dogs ETF | S-Network® Emerging Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® Emerging Sector Dividend Dogs Index
Average Annual Return, Percent			20.82%									9.07%													6.98%
ALPS REIT Dividend Dogs ETF | S-Network® REIT Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend*
Average Annual Return, Percent			(6.26%)									4.25%													4.11%
ALPS REIT Dividend Dogs ETF | S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® REIT Dividend Dogs Index
Average Annual Return, Percent			(6.26%)									4.25%
ALPS REIT Dividend Dogs ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S-Network® US Composite REIT Index
Average Annual Return, Percent			(3.29%)									5.76%
ALPS | O'Shares U.S. Quality Dividend ETF | O'Shares U.S. Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									O'Shares U.S. Quality Dividend Index
Average Annual Return, Percent			5.72%									11.41%													11.51%
ALPS | O'Shares U.S. Quality Dividend ETF | Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return, Percent			13.28%									14.27%													12.35%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | O'Shares U.S. Small Cap Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			O'Shares U.S. Small Cap Quality Dividend Index
Average Annual Return, Percent			(4.19%)									10.71%								9.17%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Morningstar US Small-Cap Broad Value Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			Morningstar US Small-Cap Broad Value Extended Index
Average Annual Return, Percent			1.19%									11.75%								7.56%
ALPS | O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															O'Shares Global Internet Giants Index
Average Annual Return, Percent			12.59%									1.41%				11.16%
ALPS | O'Shares Global Internet Giants ETF | NASDAQ 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															NASDAQ 100 Index
Average Annual Return, Percent			22.40%									16.61%				19.50%
ALPS | O'Shares International Developed Quality Dividend ETF | O'Shares International Developed Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									O'Shares International Developed Quality Dividend Index
Average Annual Return, Percent			16.93%									9.89%													7.02%
ALPS | O'Shares International Developed Quality Dividend ETF | Bloomberg Developed Markets ex US Large, Mid and Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Bloomberg Developed Markets ex US Large, Mid and Small Cap Index
Average Annual Return, Percent			25.09%									9.49%													8.02%
Barron's 400SM ETF | Barron's 400 IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Barron's 400 IndexSM
Average Annual Return, Percent			4.56%									13.49%													11.65%
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 1000 Growth Index
Average Annual Return, Percent			17.10%			25.98%